Income Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Federal net operating loss carryforwards	$ 1,571,322	$ 1,393,319
State net operating loss carryforwards	360,931	198,703
Lease Liability	61,446	91,510
Bad debt	1,766
Unrealized gains / (loss)		53,151
Accrued expenses	311,419	54,941
Charitable contribution carryover	8,264	6,826
NQSOs	673,988	59,113
Total gross deferred tax assets	2,989,136	1,857,563
Deferred tax liabilities
Property, plant and equipment	(9,700)	(7,172)
Right of use Asset	58,625	88,758
Total gross deferred tax liabilities	48,925	81,586
Gross deferred tax asset (liabilities)	2,940,211	1,775,977
Valuation allowance	(2,940,211)	(1,775,977)
Net deferred tax asset (liabilities)	$ 0